GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 were presented as follow:

	As of December 31,
	2019	2020
	RMB	RMB
Beginning balance	331	331
Addition (1)	—	43,300
Accumulated impairment loss	—	—

Goodwill, net	331	43,631

(1)	Represent the goodwill in the acquisition of Tianjin Puxin in December 2020, which was described as Note 3.